FINANCIAL RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2024
FINANCIAL RISK MANAGEMENT
Schedule of impact on pre-tax loss of a 10% change in the USD:CAD exchange rate on financial assets and liabilities denominated in CAD

The following table shows the impact on pre-tax loss of a 10% change in the USD:CAD exchange rate on financial assets and liabilities denominated in CAD, as of September 30, 2024, with all other variables held constant:

	Impact of currency rate change on pre-tax loss
	10% increase	10% decrease
Cash and cash equivalents	$3,500	$(3,500)
Receivables and other	1,704	(1,704)
Marketable securities	1,025	(1,025)
Accounts payable and accrued liabilities	(3,965)	3,965

Schedule of carrying amount of financial assets represents the maximum credit exposure

	September 30,	December 31,
	2024	2023
Cash and cash equivalents	$555,712	$907,551
Short-term investments	5,165,001	8,618,386
	$5,720,713	$9,525,937

Schedule of contractual undiscounted cash flow requirements for contractual obligations

Contractual undiscounted cash flow requirements for contractual obligations as at September 30, 2024 are as follows:

	Carrying	Contractual	Due within	Due within	Due within
	amount	cash flows	1 year	2 years	3 years
Accounts payable and accrued liabilities	$111,196	$111,196	$111,196	$—	$—
	$111,196	$111,196	$111,196	$—	$—

Schedule of financial assets and liabilities by level within the fair value hierarchy

As at September 30, 2024	Carrying value		Fair value
	Fair value through
	profit or loss	Amortized
	(“FVTPL”)	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$555,712	$—	$—	$—
Short-term investments	—	5,165,001	—	—	—
Marketable securities	10,247	—	10,247	—	—
	$10,247	$5,720,713	$10,247	$—	$—

As at December 31, 2023	Carrying value		Fair value
		Amortized
	FVTPL	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$907,551	$—	$—	$—
Short-term investments	—	8,618,386	—	—	—
Marketable securities	7,422	—	7,422	—	—
	$7,422	$9,525,937	$7,422	$—	$—